UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 151.5% (100.0% of Total Investments)

	Education and Civic Organizations – 29.8% (19.7% of Total Investments)
$ 840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	$ 867,124
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA–	1,017,030
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,324,202
	Series 2011H, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	904,072
4,000	5.000%, 7/01/40	7/20 at 100.00	A–	4,520,360
3,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/26 at 100.00	A–	4,794,510
	Series 2016Q-1, 5.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	474,131
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,687,908
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy,	7/23 at 100.00	A1	1,238,535
	Series 2013B, 4.000%, 7/01/34
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	8,311,076
	Refunding Series 2015L, 5.000%, 7/01/45
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,
	Series 2016M:
260	5.000%, 7/01/34	7/26 at 100.00	A–	317,616
1,650	5.000%, 7/01/35	7/26 at 100.00	A–	2,005,988
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB+	286,500
3,260	5.625%, 7/01/41	7/21 at 100.00	BBB+	3,744,990
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,760,565
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA	1,164,680
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	652,473
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	262,897
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	17,613,870
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/23 at 100.00	AA–	6,868,143
	University System, Series 2013N, 5.000%, 11/01/31
2,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/26 at 100.00	AA–	3,082,442
	University System, Series 2016P-1, 5.000%, 11/01/28 (WI/DD, Settling 9/13/16)
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	578,541
1,500	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29	No Opt. Call	Aa2	1,821,105
57,570	Total Education and Civic Organizations			65,298,758
	Health Care – 35.7% (23.6% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare,	7/25 at 100.00	A	6,447,925
	Series 2015F, 5.000%, 7/01/45
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	5,065,641
	Series 2010A, 5.000%, 11/15/40
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
560	5.500%, 7/01/21 – RAAI Insured	11/16 at 100.00	AA	561,865
3,000	5.500%, 7/01/32 – RAAI Insured	11/16 at 100.00	AA	3,007,110
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	AA	1,124,332
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital,	11/16 at 100.00	A	200,308
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
20	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	10/16 at 100.00	AA	20,085
	Health Network, Series 2000A, 6.125%, 7/01/20 – RAAI Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	10/16 at 100.00	AA	841,982
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
1,970	5.000%, 7/01/20 – RAAI Insured	11/16 at 100.00	A3	1,975,733
1,050	5.000%, 7/01/23 – RAAI Insured	11/16 at 100.00	A3	1,052,636
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	7,862,098
	Series 2011A, 5.000%, 7/01/41
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	No Opt. Call	A	586,275
	Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	1,100,816
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	AA	309,708
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A–	2,241,240
	Hospitals, Series 2011F, 5.000%, 7/01/36
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A3	1,262,186
400	5.000%, 7/01/26	7/21 at 100.00	A3	456,104
500	5.000%, 7/01/27	7/21 at 100.00	A3	568,525
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/25 at 100.00	A3	2,269,773
	Series 2015O, 5.000%, 7/01/36
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	1,438,825
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,869,329
	Series 2012J, 5.000%, 7/01/42
3,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/26 at 100.00	A	3,490,015
	Series 2016K, 4.000%, 7/01/46
2,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit	6/26 at 100.00	AA	3,174,340
	Group, Series 2016 CT, 5.000%, 12/01/45
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,461,736
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,538,320
	Health, Series 2011N, 5.000%, 7/01/29
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health
	Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	Aa3	3,200,486
2,740	5.000%, 7/01/33	7/24 at 100.00	Aa3	3,348,746
900	5.000%, 7/01/34	7/24 at 100.00	Aa3	1,096,299
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	8,785,439
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
69,240	Total Health Care			78,357,877
	Long-Term Care – 2.0% (1.3% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc.,	8/24 at 100.00	BBB–	1,184,414
	Series 2014A, 5.000%, 8/01/44
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/26 at 100.00	BB	111,315
	Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46
1,500	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special	11/16 at 100.00	N/R	1,502,685
	Obligation Bonds, Series 2002SNH-1, 5.000%, 6/15/32 – AMBAC Insured
1,285	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA–	1,456,586
	Series 2010-16, 5.000%, 6/15/30
3,985	Total Long-Term Care			4,255,000
	Tax Obligation/General – 26.5% (17.5% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,790,855
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,894,160
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	AA–	6,187,881
2,100	Connecticut State, General Obligation Bonds, Refunding Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA–	2,127,363
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	AA–	2,704,650
2,740	Connecticut State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 5/15/27	5/26 at 100.00	AA–	3,462,949
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA–	1,169,380
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA–	3,110,744
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA–	4,199,965
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	AA–	3,206,259
100	Greenwich, Connecticut, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/33	7/24 at 100.00	Aaa	114,734
	Hamden, Connecticut, General Obligation Bonds, Series 2016:
1,000	5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	1,191,260
250	4.000%, 8/15/34 – BAM Insured	8/24 at 100.00	AA	271,075
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	A+	1,132,690
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28	8/19 at 100.00	AA	959,801
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	A+	2,252,560
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 –	8/26 at 100.00	AA	1,203,470
	AGM Insured
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,174,110
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	960,364
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,964,963
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	601,525
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,135,233
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,558,458
	5.000%, 8/01/36
2,500	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2014, 3.000%, 8/15/22	8/21 at 100.00	AAA	2,738,525
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	729,180
	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	827,936
820	5.000%, 6/15/19	No Opt. Call	AA+	917,047
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,668,086
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	544,569
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	475,500
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	740,985
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	539,358
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	537,369
49,265	Total Tax Obligation/General			58,093,004
	Tax Obligation/Limited – 19.1% (12.6% of Total Investments)
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	No Opt. Call	AA	3,016,650
	2012A, 5.000%, 1/01/33
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	10/23 at 100.00	AA	4,740,995
	2013A, 5.000%, 10/01/33
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	8/25 at 100.00	AA	1,695,040
	2015A, 5.000%, 8/01/33
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2014A:
3,835	5.000%, 9/01/33	9/24 at 100.00	AA	4,691,164
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,219,120
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	936,860
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,528,576
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,539,430
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/16 at 100.00	AA	1,522,515
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA–	2,932,514
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA–	2,637,897
2,500	5.000%, 8/15/32	8/23 at 100.00	AA–	3,053,700
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA–	915,435
1,415	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	No Opt. Call	AA–	1,708,245
1,355	University of Connecticut, General Obligation Bonds, Series 2016A, 5.000%, 3/15/32	3/26 at 100.00	AA–	1,681,149
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,957,455
	2012A, 5.000%, 10/01/32 – AGM Insured
2,150	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,153,139
	Series 2010A, 5.000%, 10/01/29
35,970	Total Tax Obligation/Limited			41,929,884
	Transportation – 0.2% (0.1% of Total Investments)
450	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	516,002
	U.S. Guaranteed – 13.4% (8.8% of Total Investments) (5)
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA– (5)	4,569,791
	Series 2007-I, 5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	482,396
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	762,496
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA (5)	4,801,034
	Series 2010G, 5.000%, 7/01/35 (Pre-refunded 7/01/20)
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA (5)	838,767
	Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3 (5)	1,459,306
	Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R (5)	1,176,919
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27 (Pre-refunded 8/15/17)
3,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA– (5)	3,543,155
	(Pre-refunded 12/15/16)
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Series 2007A,	8/17 at 100.00	AA (5)	5,205,650
	5.000%, 8/01/27 (Pre-refunded 8/01/17) – AMBAC Insured
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28	8/19 at 100.00	AA (5)	979,316
	(Pre-refunded 8/15/19)
2,150	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2006, 5.000%, 11/01/17	11/16 at 100.00	A– (5)	2,166,469
	(Pre-refunded 11/01/16) – AMBAC Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/16 at 100.00	A– (5)	41,505
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,202,839
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	2,178,675
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
27,180	Total U.S. Guaranteed			29,408,318
	Utilities – 6.3% (4.2% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	4,477,988
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0059:
1,295	15.286%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	2,219,008
410	15.151%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	683,970
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	772,808
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	589,085
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,308,893
1,765	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/17 at 100.00	A–	1,776,614
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
11,830	Total Utilities			13,828,366
	Water and Sewer – 18.5% (12.2% of Total Investments)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	614,770
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,226,220
500	5.000%, 8/15/32	8/24 at 100.00	AA	608,990
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/16 at 100.00	AA	55,199
	Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,265,312
	2010, 5.625%, 7/01/40
1,125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	1,319,513
	2016, 5.000%, 1/01/46
6,815	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	11/24 at 100.00	AA	8,245,399
	Refunding Green Bond Series 2014A, 5.000%, 11/01/42
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,870,595
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,964,000
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	AA–	946,996
	Series 2014A, 5.000%, 8/01/44
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding
	Thirty-Second Series 2016B:
1,625	4.000%, 8/01/35	8/26 at 100.00	AA–	1,845,529
1,470	4.000%, 8/01/36	8/26 at 100.00	AA–	1,662,585
1,110	5.000%, 8/01/37	8/26 at 100.00	AA–	1,375,479
930	5.000%, 8/01/38	8/26 at 100.00	AA–	1,151,498
270	5.000%, 8/01/39	8/26 at 100.00	AA–	332,691
4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	AA–	5,681,634
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	No Opt. Call	AA–	4,804,640
	Twenty-Seventh Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	613,765
	2013A, 5.250%, 8/15/43
34,215	Total Water and Sewer			40,584,815
$ 289,705	Total Long-Term Investments (cost $306,824,427)			332,272,024
	Floating Rate Obligations – (5.8)%			(12,750,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (48.3)% (6)			(106,000,000)
	Other Assets Less Liabilities – 2.6%			5,742,870
	Net Assets Applicable to Common Shares – 100%			$ 219,264,894

Fair Value Measurements
Fair Value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarch of valuation input levels.
Level 1 – Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$332,272,024	$ —	$332,272,024

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do no require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $293,976,842.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$25,545,182
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$25,545,182

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are recognized as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 31.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016